Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loss before income taxes	$ (14,448,000)	$ (6,798,000)
Foreign [Member]
Loss before income taxes	(3,153,000)	(1,405,000)
Deferred Tax Assets [Member]
Loss before income taxes	$ (11,295,000)	$ (5,393,000)